UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of issuer:

     AllianceBernstein Bond Fund, Inc.
     1345 Avenue of the Americas
     New York, New York 10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     AllianceBernstein Corporate Bond Portfolio
     AllianceBernstein U.S. Government Portfolio

3.   Investment Company Act File Number:

     811-2383

     Securities Act File Number:

     2-48227


4(a).Last day of fiscal year for which this Form is filed:

     September 30, 2005


4(b).|_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


4(c).|_| Check box if this is the last time the issuer will be filing this Form.



5.   Calculation of registration fee:


      (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                                    $335,978,723
                                                                ----------------

      (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                                    $870,859,869
                                                                ----------------

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no
            earlier than October 11, 1995 that
            were not previously used to reduce
            registration fees payable to the
            Commission:                                             $751,179,449
                                                                ----------------

      (iv)  Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                                                  $1,622,039,318
                                                                ----------------

      (v)   Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
            Item 5(iv) from 5(i)]:
                                                                            $-0-
                                                                ----------------

      (vi)  Redemption credits available for use in future years - if Item
            5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
            5(i)]:
                                                                $(1,286,060,595)
                                                                ----------------

      (vii) Multiplier for determining registration fee (See Instruction
            C.9):                                                       x.000107
                                                                ----------------

      (viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):                                          =$ 0
                                                                ----------------


6.   Prepaid shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:     -0-


     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
     future fiscal years, then state that number here:      -0-


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


     $0
     -----


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

     $0
     -----

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

     Method of Delivery:

     |_|   Wire transfer

     |_|   Mail or other means

                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*     /s/ Stephen J. Laffey
                              ---------------------
                                  Stephen J. Laffey
                                  Assistant Secretary

Date December 21, 2005

*Please print the name and title of the signing officer below the signature.

00250.0123 #625156